Note 10 - Sales of Unregistered Securities (Details Textual) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 24, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Shares, Issued, Total	5,333,332	6,825,183		4,845,697	38,218,660
Sale of Stock, Price Per Share	$ 0.75
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75	$ 6.36		$ 6.75
Proceeds from Issuance of Common Stock and Warrants	$ 3,800,000	$ 9,260,000		$ 3,800,000
Payments of Stock Issuance Costs	$ 200,000			$ 200,000